SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2021		Dec. 31, 2020
Product Information [Line Items]
Total revenue		$ 932,203		$ 1,161,267		$ 3,534,185		$ 3,525,663		$ 4,241,991		$ 4,789,633
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total revenue		$ 146,140	[1]	$ 673,978	[1]	$ 1,152,208	[1]	$ 1,603,806	[1]	$ 1,286,792	[2]	$ 1,863,785	[2]
Concentration risk, percentage		16.00%	[1]	58.00%	[1]	33.00%	[1]	45.00%	[1]	30.00%	[2]	39.00%	[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total revenue		$ 299,076				$ 590,688				$ 658,018
Concentration risk, percentage		32.00%				17.00%				16.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk, percentage								14.00%		19.00%
Total revenue				$ 28,361				$ 28,361		$ 233,187
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk, percentage										15.00%
Total revenue										$ 180,907
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk, percentage	[2]											13.00%
Total revenue	[2]											$ 110,037
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk, percentage						23.00%
Total revenue		$ 232,584				$ 232,584
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk, percentage						18.00%
Total revenue		$ 180,368				$ 180,368

[1]	Represented advertising revenues from this customer during the three and nine months ended September 30, 2021 and 2020. The Company also purchased inventory from this customer in the three and nine months ended September 30, 2021 and 2020.
[2]	Represented advertising revenues from this customer during the years ended December 31, 2021 and 2020. The Company also purchased inventory from this customer during the years ended December 31, 2021 and 2020.